Consolidated Balance Sheets (Parenthetical) (JPY ¥)	Mar. 31, 2014	Mar. 31, 2013
Common stock, no par value
Common stock, Authorized	6,192,920,900	6,192,920,900
Common stock, issued	1,136,697,235	1,323,197,235
Treasury stock, shares	26,650,807	137,822,603